Fair Value Measurements Under the Fair Value Hierarchy (Details) - Natural Gas Related Derivatives - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	$ 13.0	$ 38.1
Liabilities	(104.0)	(144.4)
Level 1
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	0.0	0.0
Liabilities	0.0	0.0
Level 2
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	0.8	9.8
Liabilities	(7.0)	(9.5)
Level 3
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	12.2	28.3
Liabilities	$ (97.0)	$ (134.9)